NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
NET OPERATING REVENUE
Schedule of net operating revenue

	2022	2021	2020
Gross operating revenue	67,761,022	64,611,536	63,195,443
Services (1)	60,845,159	58,263,461	57,293,392
Sale of goods (2)	6,915,863	6,348,075	5,902,051

Deductions from gross operating revenue	(19,719,860)	(20,578,923)	(20,068,971)
Taxes	(11,460,021)	(13,019,110)	(13,022,712)
Services	(10,080,992)	(11,815,168)	(11,981,372)
Sale of goods	(1,379,029)	(1,203,942)	(1,041,340)

Discounts granted and return of goods	(8,259,839)	(7,559,813)	(7,046,259)
Services (3)	(6,199,625)	(5,533,773)	(4,968,350)
Sale of goods	(2,060,214)	(2,026,040)	(2,077,909)

Net operating revenue	48,041,162	44,032,613	43,126,472
Services	44,564,542	40,914,520	40,343,670
Sale of Goods	3,476,620	3,118,093	2,782,802
(1)	These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
(2)	These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.
(3)	The consolidated balances in the December 31, 2022, include R$615,750 to be refunded to customers as a result of Complementary Law No. 194 of July 23, 2022, which addresses taxes levied in sectors deemed to be essential and indispensable for goods and services, resulting in the reduction of ICMS rate on communications services. The balance was recorded as a contra entry to provisions and contingences (Note 20).